Related-Party Transactions (Narrative) (Detail) - USD ($)		3 Months Ended							6 Months Ended						12 Months Ended
	Mar. 17, 2015	Jun. 30, 2016		Dec. 31, 2015		Jul. 02, 2015	Apr. 02, 2015	Sep. 26, 2013	Jun. 30, 2016		Dec. 31, 2015		Jul. 02, 2015	Jun. 30, 2015	Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Related Party Transaction [Line Items]
On-screen advertising time to satisfy agreement obligations, in seconds									30 seconds		30 seconds
Payments for merger-related costs													$ 15,000,000		$ 15,000,000
Merger termination fee and related merger costs						$ 900,000							41,800,000		41,800,000
Cash receivable declared							$ 25,500,000
Cash distributions declared to members		$ 14,900,000				45,800,000			$ 16,900,000				45,800,000		148,500,000		$ 146,400,000		$ 193,400,000
Investment in AC JV, LLC				$ 1,200,000	[1]						$ 1,200,000	[1]			1,200,000	[1]	1,300,000	[1]	$ 1,100,000
Equity in earnings of non-consolidated entities (included in other non-operating expense)															100,000		200,000
Cash payments to members						0
Cash distributions received from non-consolidated entities															$ 200,000
Minimum [Member]
Related Party Transaction [Line Items]
On-screen advertising time to satisfy agreement obligations, in seconds									30 seconds						30 seconds
Maximum [Member]
Related Party Transaction [Line Items]
On-screen advertising time to satisfy agreement obligations, in seconds									60 seconds						60 seconds
Screenvision, LLC [Member]
Related Party Transaction [Line Items]
Merger termination payment	$ 26,800,000
Reverse termination fee, amount of lower payment	$ 2,000,000
AC JV, LLC [Member]
Related Party Transaction [Line Items]
Investment in AC JV, LLC		1,200,000	[2]	1,200,000	[2]				$ 1,200,000	[2]	1,200,000	[2]			$ 1,200,000	[2]	1,300,000
Equity in earnings of non-consolidated entities (included in other non-operating expense)		0				0							100,000	$ 0
Ownership percentage																			4.00%
Cash distributions received from non-consolidated entities															200,000
NCM Inc. [Member]
Related Party Transaction [Line Items]
Cash receivable declared							11,500,000
NCM Inc. [Member] | Screenvision, LLC [Member]
Related Party Transaction [Line Items]
Merger termination fee and related merger costs													7,500,000		7,500,000		7,500,000
Founding Members [Member]
Related Party Transaction [Line Items]
Cash receivable declared							$ 14,000,000
Cash distributions declared to members		8,800,000				25,100,000			9,900,000				25,100,000		82,100,000		79,400,000		$ 103,800,000
Cash payment due to founding members/managing member				32,300,000							32,300,000				32,300,000
Managing Member [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members		6,100,000		$ 25,200,000
Regal [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members		2,800,000				9,200,000			3,200,000				9,200,000		29,600,000		29,500,000		$ 37,100,000
Number of NCM LLC common units converted to NCM Inc. common stock								2,300,000
Regal [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage																			32.00%
Cinemark [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members		2,800,000				9,000,000			3,200,000				9,000,000		28,700,000		28,000,000		$ 36,900,000
Cinemark [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage																			32.00%
AMC [Member]
Related Party Transaction [Line Items]
Cash distributions declared to members		3,200,000				6,900,000			3,500,000				6,900,000		23,800,000		21,900,000		$ 29,800,000
Number of NCM LLC common units converted to NCM Inc. common stock				200,000
AMC [Member] | AC JV, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage																			32.00%
LA Live [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates		100,000				0			100,000				100,000		200,000		200,000		$ 200,000
Accounts payable, related party affiliates		100,000		$ 100,000					100,000		100,000				100,000		100,000
Interactive Media Company [Member]
Related Party Transaction [Line Items]
Accounts receivable		0		300,000					0		300,000				300,000		300,000
Related party revenue															0		300,000		600,000
AEG Live [Member]
Related Party Transaction [Line Items]
Accounts receivable		400,000		$ 400,000					400,000		$ 400,000				400,000		400,000
Related party revenue		$ 400,000				$ 500,000			$ 800,000				$ 900,000		$ 1,600,000		$ 700,000		$ 200,000

[1]	Refer to Note 7-Related Party Transactions.
[2]	Refer to Note 3-Related Party Transactions.